16. DISCONTINUED OPERATIONS: Schedule of Net Cash Flows attributable to Discontinued Operations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Discontinued Operations - Net loss from discontinued operations	$ (189,356)	$ (678,661)	$ (1,439,141)
Adjustments to reconcile profit (loss)
Discontinued Operations - Amortization	6,301	9,266	9,529
Discontinued Operations - Write-down of inventories	109,941	227,025	745,977
Discontinued Operations - Write-down of equipment	14,704	0	0
Changes in Non-Cash Working Capital Items
Discontinued Operations - Accounts receivable	264,806	170,157	268,968
Discontinued Operations - Prepaid expenses and deposits	0	5,438	(410,939)
Discontinued Operations - Inventories	(7,442)	(118,299)	99,085
Discontinued Operations - Accounts payable and accrued liabilities	(23,027)	70,917	0
Discontinued Operations - Operating Activities	175,927	(314,157)	(726,521)
Investing Activities
Discontinued Operations - Purchase of equipment	0	(5,000)	(3,784)
Discontinued Operations - Increase (Decrease) in Cash	$ 175,927	$ (319,157)	$ (730,305)